Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

3.    Acquisitions

2011 Acquisition

On April 4, 2011, the Company consummated the acquisition of Color Optics, Inc. ("Color Optics") through a stock purchase for a total purchase price of $4.8 million paid in cash at closing and a subsequent working capital adjustment. Color Optics is a specialized packaging provider, serving the cosmetic and consumer products industries with highly decorated packaging solutions complementary to the Company's sampling business. The results of the acquired Color Optics operations are reported as part of the Marketing and Publishing Services segment from the date of acquisition. There were no goodwill or intangible assets recognized in connection with this acquisition.

The aggregate cost of the acquisition was allocated to the tangible assets acquired and liabilities assumed based upon their relative fair values as of the date of the acquisition.

The final allocation of the purchase price for the Color Optics acquisition was as follows:

In thousands
Current assets	$3,451
Property, plant and equipment	614
Intangible assets	—
Goodwill	—
Long-term assets	2,412
Current liabilities	(1,647)
Long-term liabilities	(54)

$4,776

2010 Acquisitions

On February 1, 2010, the Company purchased all of the outstanding common stock of Rock Creek Athletics, Inc. ("Rock Creek") for a total purchase price of $5.4 million, including $4.7 million paid in cash at closing and a subsequent working capital adjustment and $0.7 million related to a contingent consideration arrangement subject to Rock Creek achieving a certain revenue target through December 2010. As of January 1, 2011, the Company determined that no payment related to the earn-out provision would be made, and as a result, an adjustment was made to earnings at that time. Rock Creek is a producer of varsity jackets and is complementary to the Company's awards and team jackets business. The results of the acquired Rock Creek operations are reported as part of the Scholastic segment from the date of acquisition. None of the goodwill or intangible assets will be amortized for tax purposes.

On April 21, 2010, the Company announced it had acquired, through a wholly owned subsidiary of Jostens, Intergold Ltd. ("Intergold") (a custom jewelry manufacturer) in connection with a cash offer to acquire all of the issued and outstanding common shares of Intergold. The total purchase price of $5.9 million included $4.4 million paid in cash at closing and $1.5 million of assumed debt. Through a series of internal corporate transactions, Intergold was subsequently amalgamated with Jostens Canada, Ltd. ("Jostens Canada"), with Jostens Canada continuing as the surviving entity. The results of the acquired Intergold operations are reported as part of the Scholastic segment from the date of acquisition. None of the goodwill or intangible assets will be amortized for tax purposes.

On July 13, 2010, the Company acquired certain assets of Daden Group, Inc. (a producer of varsity jackets under the DeLong brand) (the "Daden Assets"). The total purchase price of $0.8 million was paid in cash at closing, inclusive of $0.2 million from an earn-out provision, subject to a working capital adjustment and further contingent consideration. The results of the acquired operations are reported as part of the Scholastic segment from the date of acquisition. The estimated fair value of the identifiable intangible assets, which relate solely to customer relationships, is $0.3 million and will be amortized over a two-year period. There was no goodwill recognized as a result of this acquisition.

The aggregate cost of the acquisitions was allocated to the tangible and intangible assets acquired and liabilities assumed based upon their relative fair values as of the date of the acquisition.

The final allocation of the purchase price for the Rock Creek, Intergold and Daden Assets acquisitions was as follows:

In thousands
Current assets	$3,242
Property, plant and equipment	1,104
Intangible assets	5,920
Goodwill	4,088
Long-term assets	2,486
Current liabilities	(2,772)
Long-term liabilities	(1,884)

$12,184

In connection with the purchase accounting related to the acquisitions of Rock Creek, Intergold and the Daden Assets, the intangible assets and goodwill approximated $10.0 million and consisted of:

In thousands
Customer relationships	$5,437
Trademarks (definite lived)	483
Goodwill	4,088

$10,008

Customer relationships for the Rock Creek, Intergold, and Daden Assets acquisitions are being amortized on a straight-line basis over a three-, ten- and two-year period, respectively. Trademarks related to the Intergold acquisition are being amortized on a straight-line basis over a 20-year period.

The 2011 and 2010 acquisitions, both individually and in the aggregate, were not considered material to the Company's results of operations, financial position or cash flows.